STOCK OPTION PLANS AND WARRANTS	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLANS AND WARRANTS

NOTE 6 – STOCK OPTION PLANS AND WARRANTS

Stock Options

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the “2005 Plan”) for the granting of up to 5,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 10,000 shares. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 10,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 (the “2009 Plan”). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 25,000 shares. In the first quarter of 2016, the Board approved, and stockholders ratified a 2016 Employee Benefit and Consulting Services Compensation Plan covering 25,000 shares (the “2016 Plan”) and approved moving all options which exceeded the 2009 Plan limits to the 2016 Plan. In December 2018, the Board of Directors adopted and in February 2019 the stockholders ratified the 2018 Employee Benefit and Consulting Services Compensation Plan covering 75,000 shares (the “2018 Plan”). On April 2, 2019, the Board approved the “2019 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 150,000 shares. The 2019 Plan required stockholder approval by April 2, 2020, to be able to grant incentive stock options under the 2019 Plan. On October 13, 2021, the Board approved the “2021 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 1,100,000 post-split shares. The 2021 Plan required stockholder approval by October 13, 2022, to be able to grant incentive stock options under the 2021 Plan. The 2005 Plan, 2009 Plan, 2016 Plan, 2018 Plan, 2019 Plan and 2021 Plan are collectively referred to as the “Plans.”

In March of 2022, Anne S. Provost was elected to the board of directors and was granted 25,000 options from the Company’s 2021 Plan with immediate vesting, at an exercise price of $4.57, and expiration of December 2031.

In April of 2022, Dean Julia was granted 12,500 options from the Company’s 2021 Plan with immediate vesting, at an exercise price of $1.55, and expiration of April 2031.

In March of 2023, Nate Knight was granted 25,000 options from the Company’s 2021 Plan with immediate vesting, at an exercise price of $0.22, and expiration of March 2028.

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 Stock Compensation. The weighted average assumptions made in calculating the fair values of options granted during the quarters ended March 31, 2023, and 2022 are as follows:

	Quarter Ended March 31
	2023	2022
Expected volatility	165.43%	79.95%
Expected dividend yield	–	–
Risk-free interest rate	3.73%	2.14%
Expected term (in years)	5	10

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2023	1,162,722	$16.22	7.44	$–
Granted	25,000	$0.22	4.98	–
Exercised	–	–	–	–
Cancelled & expired	(48,375)	–	–	–
Outstanding, March 31, 2023	1,139,347	$15.69	7.46	$–
Options exercisable, March 31, 2023	1,131,124	$15.63	7.45	$–

The weighted-average grant-date fair value of options granted during the three months ended March 31, 2023 was $0.22.

The aggregate intrinsic value of options outstanding and options exercisable on March 31, 2023, is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices lower than the $0.18 closing price of the Company's common stock on March 31, 2023. Stock-based compensation expense was $12,304 and $34,416 for the quarters ended March 31, 2023 and 2022, respectively, and is included in general and administrative expenses on the accompanying condensed consolidated statements of operations.

As of March 31, 2023, the unamortized compensation cost related to unvested stock option awards is $5,688 and is expected to be recognized during the remainder of fiscal 2023.

Warrants

During the three months ended March 31, 2023, the Company issued a total of 19,400,521 common stock warrants, of which 2,613,636 were issued in connection with the 20% OID Promissory note (see Note 4). The warrants issued in connection with the 20% OID Promissory note are exercisable commencing July 1, 2023 through December 30, 2027. An additional 16,786,885 were issued in connection with the public offering of February 2023, including 4,286,883 of pre-funded warrants (see Note 5) with a five-year contractual term, expiring February 14, 2028.

The weighted average assumptions made in calculating the fair value of warrants granted during the three months ended March 31, 2023, and 2022 are as follows:

	Quarters Ended March 31,
	2023	2022
Expected volatility	172.63%	75.87%
Expected dividend yield	–	–
Risk-free interest rate	3.85%	2.03%
Expected term (in years)	5.00	6.25

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2023	4,683,800	$13.01	4.73	$–
Granted	19,400,521	$0.24	2.83	$212,537
Exercised*	(3,843,118)	$0.47	–	$–
Outstanding, March 31, 2023	20,241,203	$3.34	4.74	$212,537
Warrants exercisable, March 31, 2023	17,627,567	$4.09	4.77	$212,537

*	Includes 3,036,667 of pre-funded warrants with a purchase price of $0.47, paid upon grant of warrants issued in the February 2023 Offering.